Commitments Contingencies and Legal Proceedings (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES (Note 9)
2024	$ 261,752	$ 245,051
2025	364,885	359,563
2026	375,859	370,357
2027	128,397	316,785
Total remaining payments	1,130,893	1,291,756
Less Imputed Interest	(136,898)	(173,178)
Total lease liability	$ 993,995	$ 1,118,578